Investment Risks	Apr. 28, 2025
Milliman - Capital Group Hedged U.S. Growth Fund | Growth-Oriented Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth-Oriented Stocks Risk. Growth-oriented common stocks may experience larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks. Further, the Fund’s investments in growth-oriented common stocks are based upon the methods and analyses, including models, tools and data, employed by the Sub-Adviser in indicating the stocks that it believes should comprise the Investable Universe. The Fund is subject to the risk that such methods and analyses may not produce the desired results.

Milliman - Capital Group Hedged U.S. Growth Fund | Smaller Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Smaller Capitalization Companies Risk. Having exposure to smaller companies may pose additional risks than investing in larger companies. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Milliman - Capital Group Hedged U.S. Growth Fund | Buffer Hedging Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Buffer Hedging Strategy Risk. Milliman cannot offer assurances that the Buffer Hedging Strategy will achieve the intended results, or that the Buffer Hedging Strategy will be employed in a manner, or at the same level as, an individual investor may deem appropriate. While Milliman currently anticipates that the Buffer Hedging Strategy will provide a hedge as described above, there is no guarantee that a particular Buffer Range will be achieved. There may also be imperfect or even negative correlation between the prices of the derivative instruments in which the Fund transacts and the prices of the stocks that the Fund seeks to hedge. For example, utilizing derivative instruments may not provide an effective hedge because changes in those instruments’ prices may not track those of the stocks they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the derivatives markets, on the other, that could result in an imperfect correlation between those markets, causing the Buffer Hedging Strategy not to work as intended. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for the derivative instruments, including technical influences in their trading, and differences between the stocks being hedged and the stocks, indices and/or ETFs underlying the derivative instruments. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends. Investment in a fund that utilizes a hedging strategy may not be appropriate for every investor seeking a particular risk profile.

Milliman - Capital Group Hedged U.S. Growth Fund | Limited Upside Returns Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Limited Upside Returns Risk. The Fund’s investment in derivative instruments and their resulting costs could limit the Fund’s gains in rising markets relative to those of unhedged funds in general. In the event an investor purchases Shares after Milliman has transacted in the options contracts necessary to achieve the Buffer Hedging Strategy and the Fund has risen in value, there may be little or no ability for that investor to experience an investment gain on their Shares if they sell before Milliman resets (i.e., closes out existing options contracts and transacts in new options contracts) those options contracts. While the Fund is not intended for short-term investors, an investor should consider the impact of the Buffer Hedging Strategy on the Fund's potential upside returns before investing in the Fund.

Milliman - Capital Group Hedged U.S. Growth Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivatives, including options contracts, involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the Fund to losses in excess of its initial investment. In addition, certain of the Fund’s options positions may expire worthless. Derivatives may be difficult to value, difficult for the Fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. Utilizing derivatives may result in losses to the Fund, and investing in derivatives may reduce the Fund’s returns and increase the Fund’s price volatility. The counterparty to a derivative transaction (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. Because OTC options are not guaranteed for settlement by a clearing broker, they are generally considered to have greater counterparty risk than exchange-traded options which are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”) and their clearing houses (“clearing members”) rather than a bank or a broker. To the extent the Fund uses exchange-traded options, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. In certain cases, the Fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. A less liquid trading market may adversely impact the value of the Fund’s OTC options and therefore the net asset value (“NAV”) of the Fund. In addition, because there can be no assurance that a liquid secondary market will exist for any particular OTC option at any specific time, the Fund may be required to treat some or all of its OTC options as illiquid securities. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Milliman - Capital Group Hedged U.S. Growth Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the NAV of the Fund.

Milliman - Capital Group Hedged U.S. Growth Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses, and also rely upon certain proprietary methods and analyses of the Sub-Adviser, in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Milliman - Capital Group Hedged U.S. Growth Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Milliman - Capital Group Hedged U.S. Growth Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of Shares. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Milliman - Capital Group Hedged U.S. Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Milliman - Capital Group Hedged U.S. Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Milliman - Capital Group Hedged U.S. Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Growth-Oriented Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth-Oriented Stocks Risk. Growth-oriented common stocks may experience larger price swings and greater potential for loss than other types of investments. Further, the Fund’s investments in growth-oriented common stocks are based upon the methods and analyses, including models, tools and data, employed by the Sub-Adviser in indicating the stocks that it believes should comprise the Investable Universe. The Fund is subject to the risk that such methods and analyses may not produce the desired results.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Buffer Hedging Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Buffer Hedging Strategy Risk. Milliman cannot offer assurances that the Buffer Hedging Strategy will achieve the intended results, or that the Buffer Hedging Strategy will be employed in a manner, or at the same level as, an individual investor may deem appropriate. While Milliman currently anticipates that the Buffer Hedging Strategy will provide a hedge as described above, there is no guarantee that a particular Buffer Range will be achieved. There may also be imperfect or even negative correlation between the prices of the derivative instruments in which the Fund transacts and the prices of the stocks that the Fund seeks to hedge. For example, utilizing derivative instruments may not provide an effective hedge because changes in those instruments’ prices may not track those of the stocks they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the derivatives markets, on the other, that could result in an imperfect correlation between those markets, causing the Buffer Hedging Strategy not to work as intended. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for the derivative instruments, including technical influences in their trading, and differences between the stocks being hedged and the stocks, indices and/or ETFs underlying the derivative instruments. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends. Investment in a fund that utilizes a hedging strategy may not be appropriate for every investor seeking a particular risk profile.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Limited Upside Returns Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Limited Upside Returns Risk. The Fund’s investment in derivative instruments and their resulting costs could limit the Fund’s gains in rising markets relative to those of unhedged funds in general. In the event an investor purchases Shares after Milliman has transacted in the options contracts necessary to achieve the Buffer Hedging Strategy and the Fund has risen in value, there may be little or no ability for that investor to experience an investment gain on their Shares if they sell before Milliman resets (i.e., closes out existing options contracts and transacts in new options contracts) those options contracts. While the Fund is not intended for short-term investors, an investor should consider the impact of the Buffer Hedging Strategy on the Fund's potential upside returns before investing in the Fund.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivatives, including options contracts, involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the Fund to losses in excess of its initial investment. In addition, certain of the Fund’s options positions may expire worthless. Derivatives may be difficult to value, difficult for the Fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. Utilizing derivatives may result in losses to the Fund, and investing in derivatives may reduce the Fund’s returns and increase the Fund’s price volatility. The counterparty to a derivative transaction (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. Because OTC options are not guaranteed for settlement by a clearing broker, they are generally considered to have greater counterparty risk than exchange-traded options, which are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”) and their clearing houses (“clearing members”) rather than a bank or a broker. To the extent the Fund uses exchange-traded options, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. In certain cases, the Fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. A less liquid trading market may adversely impact the value of the Fund’s OTC options and therefore the net asset value (“NAV”) of the Fund. In addition, because there can be no assurance that a liquid secondary market will exist for any particular OTC option at any specific time, the Fund may be required to treat some or all of its OTC options as illiquid securities. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the NAV of the Fund.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses, and also rely upon certain proprietary methods and analyses of the Sub-Adviser, in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of Shares. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Income-Oriented StocksÂ Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Income-Oriented Stocks Risk. The value of the Fund’s securities and income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the Fund invests. Further, the Fund’s investments in income-oriented common stocks are based upon the methods and analyses, including models, tools and data, employed by the Sub-Adviser in indicating the stocks that it believes should comprise the Investable Universe. The Fund is subject to the risk that such methods and analyses may not produce the desired results.

Milliman - Capital Group Hedged U.S. Income and Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Milliman - Capital Group Hedged U.S. Income and Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Milliman - Capital Group Hedged U.S. Income and Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.